Available for Sale Securities	12 Months Ended
Mar. 31, 2013
Notes
Available for Sale Securities

NOTE 5 – AVAILABLE FOR SALE SECURITIES

The following table sets forth the available for sale securities held by the Company as of March 31, 2013:

Company name	Symbol	Shares	Market Value (USD) as of 3/31/13	Fair market value (USD)
Copper King Mining Corporation	CPRK	5,000	$0.000	$-
Deep Blue Marine Inc.	DPBE	120,000	$0.000	-
				$-

The following table sets forth the available for sale securities held by the Company as of March 31, 2012:

Company name	Symbol	Shares	Market Value (USD) as of 3/31/12	Fair market value (USD)
Copper King Mining Corporatoin	CPRK	5,000	$0.000	$-
Deep Blue Marine Inc.	DPBE	120,000	$0.001	835
				$835

During the year ended March 31, 2013 the Company recognized a permanent impairment of the cost of its available for sale securities in the amount of $8,438.